Share capital	6 Months Ended
Jun. 30, 2026
Issuance of Equity Shares [Abstract]
Share capital	Share capital
As of June 30, 2026, the issued share capital of the Company amounted to CHF 4,037,464 divided into 40,374,641 fully paid registered shares, inclusive of 2,069,404 treasury shares (December 31, 2025: CHF 4,037,464 divided into 40,374,641 shares, of which 2,962,973 were treasury shares).

In CHF thousands	Number of Treasury shares	Average price in CHF	Total TCHF value

As of January 1, 2026	2,962,973	0.38	1,129
Shares vested under the PSU program	(873,552)	0.28	(245)
Shares withheld to cover social security and tax liabilities	103,875	3.08	320
Shares vested under the RSU program	(120,144)	0.28	(33)
Shares withheld to cover social security and tax liabilities	21,252	3.23	69
Other equity-settled transactions	(25,000)	0.28	(7)
Shares as of June 30, 2026	2,069,404	0.60	1,233

Treasury shares are measured at a FIFO principle.
The 125,127 shares were withheld from vested awards to cover employees’ and Board of Directors income tax and social security contributions.